Commitments - Additional Information (Details) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021 renewal_term	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Information Technology Services [Member]
Commitments [Line Items]
Agreement term (in years)	3 years
Number of renewal terms | renewal_term	2
Agreement renewal term (in years)	1 year
Commitment amount			$ 143
Other Services [Member]
Commitments [Line Items]
Agreement renewal term (in years)			3 years
Broadband Development Project [Member]
Commitments [Line Items]
Commitment amount		$ 61